                              AIM INVESTMENT FUNDS

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

                     Supplement dated September 22, 2006 to
          the Statement of Additional Information dated March 31, 2006, as supplemented June 27, 2006, June 30, 2006 and August 1, 2006

The following replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS - FOREIGN EXCHANGE TRANSACTIONS":

"Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. AIM Enhanced Short Bond Fund and AIM International Bond Fund may also engage in foreign exchange transactions using futures or forward currency contracts for non-hedging purposes to enhance returns. A Fund may commit the same percentage of its assets to foreign exchange transactions as it can invest in foreign securities. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts."

The following is added after the fourth sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SHORT SALES":

"Open short positions established by AIM Enhanced Short Bond Fund and AIM International Bond Fund using futures or forward currency contracts are not deemed to constitute selling securities short."

The following replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DERIVATIVES":

"As set forth below, the Funds may invest in some or all of the following: (i) forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments, and AIM Enhanced Short Bond Fund and AIM International Bond Fund may also invest in futures and forward currency contracts for non-hedging purposes to enhance returns; (ii) equity-linked derivative products designed to replicate the composition and performance of particular indices; and (iii) fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives", which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities)."

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Funds, other than AIM Enhanced Short Bond Fund or AIM International Bond Fund, will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. AIM Enhanced Short Bond Fund and AIM International Bond Fund may enter into Futures Contracts for both hedging and non-hedging purposes."

The following is added after the eight paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that act with respect to the Funds."

The first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - LIMITATIONS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES" is deleted in its entirety.

The following replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FORWARD CURRENCY CONTRACTS":

"Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates ("hedging"). AIM Enhanced Short Bond Fund and AIM International Bond Fund may also engage in forward currency transactions for non-hedging purposes to enhance returns."

The following replaces in its entirety the first and second paragraphs under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(1) Successful use of hedging and non-hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy will succeed.

(2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded."

The following is added after the sixth paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(7) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a futures contract if, in the judgment of AIM, the value of such currency is expected to rise relative to another currency. Conversely, the Fund may sell the currency through a forward contract if AIM believes that its value will decline relative to another currency."

The following replaces in its entirety the information relating to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

                                  TRUSTEE
                                  AND/OR
   "NAME, YEAR OF BIRTH AND       OFFICER                                                           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------   -------   -----------------------------------------------------   --------------------
INTERESTED PERSONS

Philip A. Taylor* - 1954             2006   Director, Chief Executive Officer and President,        None"
Trustee, President and                      A I M Management Group Inc., AIM Mutual Fund Dealer
Principal Executive Officer                 Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Inc.; Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                            Canada Holdings Inc.; Director and Chief Executive
                                            Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                            Canada Fund Inc.; Trustee, President and Principal
                                            Executive Officer, The AIM Family of Funds(R) (other
                                            than AIM Treasurer's Series Trust, Short-Term
                                            Investments Trust and Tax-Free Investments Trust);
                                            and Trustee and Executive Vice President, The AIM
                                            Family of Funds(R) (AIM Treasurer's Series Trust,
                                            Short-Term Investments Trust and Tax-Free Investments
                                            Trust only)

                                            Formerly: President and Principal Executive Officer,
                                            The AIM Family of Funds(R) (AIM Treasurer's Series
                                            Trust, Short-Term Investments Trust and Tax-Free
                                            Investments Trust only); Chairman, AIM Canada
                                            Holdings, Inc.; Executive Vice President and Chief
                                            Operations Officer, AIM Funds Management Inc.;
                                            President, AIM Trimark Global Fund Inc. and AIM
                                            Trimark Canada Fund Inc.; and Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.